Income taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure Table
Income tax expense is comprised of the following:

	Fiscal year ended March 31,
	2018		2019		2020		2020
	(In millions)
Current tax expense	Rs.	108,676.0	Rs.	128,050.2	Rs.	105,587.8	US$	1,400.6
Deferred tax (benefit) expense		(10,403.5)		(8,129.4)		(101.2)		(1.3)
Interest on income tax refund		—		(527.3)		(6.6)		(0.2)

Income tax expense	Rs.	98,272.5	Rs.	119,393.5	Rs.	105,480.0	US$	1,399.1

Reconciliation Of Statutory Federal Tax Rate
The following is the reconciliation of income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Fiscal year ended March 31,
	2018		2019		2020		2020
	(In millions)
Income before income tax expense	Rs.	277,106.4	Rs.	339,959.0	Rs.	365,844.0	US$	4,852.8
Statutory income tax rate		34.61%		34.94%		25.17%		25.17%
Expected income tax expense		95,901.0		118,795.3		92,075.6		1,221.3
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund		—		(343.0)		(4.9)		(0.1)
Stock-based compensation		2,282.3		1,867.2		1,881.6		25.0
Income exempt from taxes		(524.8)		(1,422.8)		(744.2)		(9.9)
Effect of change in statutory income tax rate		(209.2)		—		11,213.2		148.7
Others, net		823.2		496.8		1,058.7		14.1

Income tax expense	Rs.	98,272.5	Rs.	119,393.5	Rs.	105,480.0	US$	1,399.1

Components of Deferred Tax Assets and Liabilities
The tax effects of significant temporary differences are as follows:

	As of March 31,
	2019		2020		2020
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	39,604.8	Rs.	37,561.2	US$	498.2
Lease liabilities		—		16,514.0		219.0
Employee benefits		2,063.1		1,415.0		18.8
Accrued expenses and other liabilities		4,310.4		3,381.2		44.8
Others		1,874.4		1,769.4		23.5

Deferred tax asset		47,852.7		60,640.8		804.3

Taxable temporary differences:
Right-of-use assets		—		16,514.0		219.0
Unrealized gain on securities available for sale		5,680.2		16,644.6		220.8
Loan origination cost and fees		5,606.3		3,373.3		44.7
Investments, others		2,677.0		1,510.2		20.0

Deferred tax liability		13,963.5		38,042.1		504.5

Net deferred tax asset (liability)	Rs.	33,889.2	Rs.	22,598.7	US$	299.8

Reconciliation Of Unrecognized Tax Benefits
A reconciliation of the beginning and ending b
a
lance of unrecognized tax benefits is as follows:

	Fiscal year ended March 31,
	2019		2020		202 0
	(In millions)
Opening balance	Rs.	648.3	Rs.	14,448.1	US$	191.6
Increase related to prior year tax positions		13,799.8		16,274.4		215.9
Increase related to current year tax positions		Rs. —	Rs.	6,380.7	US$	84.6

Closing balance	Rs.	14,448.1	Rs.	37,103.2	US$	492.1